Stock-Based Compensation and Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period			3 years 4 months 28 days
Share-based compensation arrangement by share-based payment award, restricted stock units, number of shares exercisable			198,704
Capital contributions from parent			$ 4,700	$ 4,700	$ 0
Capital contributions returned to parent			7,400	$ 3,100	$ 1,200
Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Incentive Units Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Incentive Units Time Based Awards | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Incentive Units Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		66.67%
Incentive Units Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Incentive Units Performance Based Awards | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 7,900
Stock Appreciation Rights Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Stock Appreciation Rights Time Based Awards | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Stock Appreciation Rights Performance Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)			53,621,891
Stock Appreciation Rights (SARs) | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (shares)	236,111	360,000
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
Unrecognized compensation expense			$ 200
Shares expected to vest (in shares)			397,407
Restricted stock units, fair value at grant date (usd per share)	$ 1.08	$ 0.48
Restricted stock units, recognition period			1 year 7 months 14 days
313 Acquisition LLC | Incentive Units Time Based Awards | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (shares)			78,401,126
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards (shares)			42,169,456
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum expected volatility rate			55.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum expected volatility rate			125.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum risk free interest rate			0.61%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum risk free interest rate			2.61%
Weighted average grant date fair value of the outstanding units (in dollars per share)			$ 0.36	$ 0.36
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			3 years 11 months 15 days
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			6 years
Vivint | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		33.33%
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Vivint | Stock Appreciation Rights Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, award vesting rights, percentage		66.67%
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum expected volatility rate			55.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum expected volatility rate			125.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, minimum risk free interest rate			0.61%
Share-based compensation arrangement by share-based payment award, fair value assumptions, maximum risk free interest rate			2.61%
Unrecognized compensation expense			$ 6,200
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period			3 years 6 months 20 days
Weighted average grant date fair value of the outstanding units (in dollars per share)			$ 0.30	$ 0.23
Incentive units issued as share-based compensation awards, outstanding (shares)			41,700,249
Expected dividends (percentage)			0.00%
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			6 years
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			6 years 6 months